UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4888

DREYFUS SHORT INTERMEDIATE GOVERNMENT FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	8/31/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Short-Intermediate Government Fund
August 31, 2007 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--112.8%	Rate (%)	Date	Amount ($)	Value ($)

U.S. Government Agencies--60.9%
Federal Home Loan Banks,
Bonds, Ser. 555	4.13	10/26/07	10,325,000	10,308,583
Federal Home Loan Banks,
Bonds, Ser. 579	4.38	10/3/08	7,000,000	6,946,730
Federal Home Loan Banks,
Bonds, Ser. 584	4.50	10/12/07	18,500,000	18,484,515
Federal Home Loan Banks,
Bonds, Ser. 593	4.63	10/24/07	10,895,000	10,883,909
Federal Home Loan Banks,
Bonds, Ser. 617	4.75	1/11/08	8,760,000	8,745,090
Federal Home Loan Mortgage Corp.,
Notes	5.00	9/17/07	2,900,000	2,899,742
Federal Home Loan Mortgage Corp.,
Notes, Ser. 1	5.00	10/18/10	2,760,000	2,760,566
Federal Home Loan Mortgage Corp.,
Notes	5.13	8/23/10	5,485,000	5,548,944
Federal Home Loan Mortgage Corp.,
Notes	5.35	9/27/07	3,750,000 a	3,749,543
Federal Home Loan Mortgage Strips,
Notes, Ser. 6 3/4	0.00	9/15/07	2,475,000	2,471,141
Federal National Mortgage
Association Principal Strips,
Notes	0.00	2/15/08	2,390,000	2,341,634
Federal National Mortgage
Association, Notes	3.13	12/15/07	3,715,000	3,693,059
Federal National Mortgage
Association, Notes, Ser. 1	3.90	2/28/08	6,265,000	6,224,096
Federal National Mortgage
Association, Notes	4.20	6/8/09	5,800,000	5,746,971
Federal National Mortgage
Association, Notes	4.38	9/7/07	2,775,000	2,774,750
Federal National Mortgage
Association, Notes	5.00	2/13/08	2,265,000	2,262,384
Federal National Mortgage
Association, Notes	5.00	2/27/08	10,100,000	10,086,517
Federal National Mortgage
Association, Notes	6.63	9/15/09	3,250,000	3,371,186
Small Business Administration
Participation, Gov't Gtd.
Ctfs., Ser. 20G	6.85	7/1/17	2,960,422	3,048,642
				112,348,002
U.S. Government Agencies/Mortgage-Backed--35.7%
Federal Home Loan Mortgage Corp.:
3.50%, 9/1/10			315,034	302,424
4.00%, 5/1/08 - 4/1/10			16,975,770	16,595,655
4.50%, 2/1/10 - 9/1/14			3,683,452	3,629,630
5.00%, 5/1/10 - 1/1/11			5,824,559	5,788,302
Structured Pass-Through
Secs., Ser. T-7, Cl. A6,
7.03%, 8/25/28			135,557	134,989
Federal National Mortgage Association:
4.00%, 2/1/10 - 10/1/10			3,928,091	3,817,842

4.50%, 11/1/14	1,710,615	1,683,793
5.00%, 12/1/09	1,724,859	1,722,638
5.50%, 9/1/14 - 4/1/16	1,660,640	1,667,001
Whole Loan, Ser. 2001-W2,
Cl. AF6, 6.59%, 10/25/31	2,808,043 a	2,795,856
Whole Loan, Ser. 2001-W1,
Cl. AF6, 6.90%, 7/25/31	1,225,182 a	1,220,350
Government National Mortgage Association I:
Ser. 2004-43, Cl. A, 2.82%,
12/16/19	570,543	551,857
Ser. 2004-97, Cl. AB,
3.08%, 4/16/22	673,904	655,232
Ser. 2006-42, Cl. A, 3.30%,
10/16/29	2,464,242	2,365,347
Ser. 2004-77, Cl. A, 3.40%,
3/16/20	884,547	864,899
Ser. 2003-96, Cl. B, 3.61%,
8/16/18	802,880	792,251
Ser. 2005-90, Cl. A, 3.76%,
9/16/28	1,327,786	1,291,445
Ser. 2006-39, Cl. A, 3.77%,
6/16/25	2,268,130	2,205,882
Ser. 2005-34, Cl. A, 3.96%,
9/16/21	976,277	960,394
Ser. 2005-79, Cl. A, 4.00%,
10/16/33	624,523	612,019
Ser. 2005-50, Cl. A, 4.02%,
10/16/26	1,136,936	1,116,546
Ser. 2005-29, Cl. A, 4.02%,
7/16/27	939,564	917,522
Ser. 2005-42, Cl. A, 4.05%,
7/16/20	1,384,901	1,361,870
Ser. 2006-6, Cl. A, 4.05%,
10/16/23	293,381	288,351
Ser. 2004-51, Cl. A, 4.15%,
2/16/18	337,388	332,039
Ser. 2006-30, Cl. A, 4.18%,
4/16/28	1,335,902	1,308,447
Ser. 2006-3, Cl. A, 4.21%,
1/16/28	1,295,792	1,271,096
Ser. 2005-67, Cl. A, 4.22%,
6/16/21	1,606,776	1,585,079
Ser. 2006-5, Cl. A, 4.24%,
7/16/29	1,747,750	1,715,054
Ser. 2005-52, Cl. A, 4.29%,
1/16/30	518,434	510,264
Ser. 2005-59, Cl. A, 4.39%,
5/16/23	430,251	424,443
Ser. 2005-32, Cl. B, 4.39%,
8/16/30	1,057,370	1,042,323
Ser. 2005-87, Cl. A, 4.45%,
3/16/25	770,435	759,337
Ser. 2006-18, Cl. A, 4.97%,
12/16/21	2,829,204	2,813,223
Ser. 2006-32, Cl. A, 5.08%,
1/16/30	902,598	898,885
		66,002,285
U.S. Government Securities--16.2%
U.S. Treasury Notes:
4.50%, 5/15/10	1,705,000 b	1,720,186

4.75%, 8/15/17	27,684,000 c	28,146,849
		29,867,035
Total Bonds and Notes
(cost $208,375,778)		208,217,322
	Face Amount
	Covered by
Options--.0%	Contracts ($)	Value ($)

Call Options--.0%
3-Month Floor USD Libor-BBA
Interest Rate, January 2009 @ 4	11,300,000	11,472
Put Options--.0%
U.S. Treasury 10-Year Notes
September 2007 @ 104.50	3,500,000	547
Total Options
(cost $34,488)		12,019
	Principal
Short-Term Investments--.6%	Amount ($)	Value ($)

U.S. Treasury Bills
4.32%, 9/6/07
(cost $1,072,356)	1,073,000 [d]	1,072,764

Other Investment--1.3%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,309,000)	2,309,000 [e]	2,309,000

Investment of Cash Collateral for
Securities Loaned--.5%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $830,220)	830,220 [e]	830,220

Total Investments (cost $212,621,843)	115.2%	212,441,325
Liabilities, Less Cash and Receivables	(15.2%)	(27,968,661)
Net Assets	100.0%	184,472,664

a	Variable rate security--interest rate subject to periodic change.
b	All or a portion of this security is on loan. At August 31, 2007, the total market value of the fund's security on loan is $815,197 and the total market value of the collateral held by the fund is $830,220.
c	Purchased on a delayed delivery basis.
d	All or partially held by a broker as collateral for open financial futures positions.
e	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
August 31, 2007 (Unaudited)
				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 8/31/2007 ($)

Financial Futures Long
U.S. Treasury 2-Year Notes	373	76,896,285	December 2007	(139,871)
Financial Futures Short
U.S. Treasury 5-Year Notes	18	(1,922,063)	September 2007	844
U.S. Treasury 10-Year Notes	379	(41,494,580)	September 2007	(1,142,551)
				(1,281,578)

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS SHORT INTERMEDIATE GOVERNMENT FUND

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 23, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	October 23, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)